Commitments (Tables)	12 Months Ended
Dec. 31, 2020
Commitments
Schedule of annual minimum required and non-cancelable future payments related to the contractual obligations

	December 31, 2020	December 31, 2019
Purchase obligations	6,991	5,510
Purchase energy	2,945	3,567
Total minimum payments required	9,936	9,077